Related Party Disclosures - PIPE participation (Details) € in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Nov. 30, 2022 EUR (€) shares	Nov. 30, 2022 USD ($)	Dec. 31, 2022 EUR (€) USD ($) shares	Dec. 31, 2021 EUR (€) USD ($)	Dec. 31, 2020 EUR (€)	Nov. 30, 2022 USD ($) shares
Related Party Disclosures
Cash remuneration			€ 320	€ 72
Other income			6,808	2,274	€ 2,346
Future fund rasing cap				0
Cash payment				0
General and administrative expense	€ 4,558		93,887	239,093	35,406
Non current prepaid expenses			4,069	8,113
Other capital			53,104	40,138
Current trade payables			19,195	14,936
Non-cancelable commitment			7,702	7,946
Ifrs General And Administrative Expense [Member]
Related Party Disclosures
Other expenses by nature			€ 4,736	4,633	€ 1,354
Joint Stock Ownership Plan
Related Party Disclosures
Exchange of shares | shares			879,691
Percentage of key management controlled			100.00%
Issuance of shares | shares			879,691
Other income			€ 3,762
Other expenses by nature				3,762
Liabilities from share-based payment transactions			0	3,762
Bonus recognized			1,003	1,676
Future fund rasing cap	9,300	$ 9,900	2,457
Cash payment	€ 9,300	9,900	2,457
Cloud subscription
Related Party Disclosures
Exchange of shares | shares	3,101,523					3,101,523
Issuance of shares | shares	3,101,523					3,101,523
Cash settled for services | $		$ 4,500
Payment of cash on agreements	€ 9,376					$ 10,000
General and administrative expense	4,558
Other capital			8,315	0
Trade payables related parties			€ 1,226	€ 45
Key management
Related Party Disclosures
Contribution of related party	€ 15,461
Exchange of shares | shares	12,192,306					12,192,306
Acquiring ownership percentage	3.10%	3.10%
Grants (in shares) | $			3,557	14,964
Exercised (in shares) | $			1,872	0
Forfeited (in shares) | $			6,553	0
Options outstanding | $			12,437	19,204
Issuance of shares | shares	12,192,306					12,192,306
General and administrative expense				€ 96
Non current prepaid expenses			€ 1	0
Current trade payables			€ 20	10
Shares in exchange returned | shares			950,000
Non current trade payables			€ 149	150
Key management | Warrant reserve
Related Party Disclosures
Exchange of shares | shares	6,096,151					6,096,151
Issuance of shares | shares	6,096,151					6,096,151
Key management | Joint Stock Ownership Plan
Related Party Disclosures
Other income			€ 673
Other expenses by nature				€ 1,676